Identified Intangible Assets - Schedule of Estimated Amortization Expense for Software (Detail) (Software [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Software [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2014	$ 29
2015	10
2016	4
2017
2018